Management of Financial Risks - Liquidity risk (Details) - EUR (€)	Jul. 03, 2024	Dec. 31, 2024	Jul. 26, 2024	Dec. 31, 2023
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Lease liability		€ 4,076,000		€ 4,467,000
Financial Debt		28,923,000		13,474,000
Trade & other liabilities		16,355,000		11,240,000
Loan facility agreement with the European Investment Bank (EIB).
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount	€ 37,500,000
Loan facility agreement with the European Investment Bank (EIB). | Tranche A
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount	€ 10,000,000
Borrowings			€ 10,000,000
Borrowings annual cash interest rate	5.00%
Borrowings capitalized interest rate	5.00%
Loan facility agreement with the European Investment Bank (EIB). | Tranche B
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount	€ 13,750,000
Loan facility agreement with the European Investment Bank (EIB). | Tranche C
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount	€ 13,750,000
In the next 12 months
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Lease liability		1,235,000		990,000
Financial Debt		801,000		378,000
Trade & other liabilities		15,392,000		11,240,000
Between 2 and 5 years
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Lease liability		2,221,000		2,729,000
Financial Debt		21,080,000		8,488,000
Trade & other liabilities		963,000
5+ years
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Lease liability		620,000		748,000
Financial Debt		€ 7,042,000		€ 4,608,000